Taxes - Additional Information (Details) $ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2024	Dec. 13, 2022
Taxes
Percentage of interest acquired		45.00%
Projected Surcharges		$ 2,478,546
Deferred tax		12,955,929	$ 11,824,515
Current tax liabilities		$ 2,769,379	$ 2,869,225
Nominal income rate		35.00%	35.00%	35.00%
Presumptive income tax					0.00%
Effective tax rate		39.80%	31.20%
Variation rate		8.60%	35.00%
Amount of profit if unrecognized deferred tax asset recognized		$ (111,459)
Deferred tax assets not recognised		$ 196,543	$ 351,203
Percentage Of Industry And Commerce Tax Discount				100.00%
Applicable tax rate for fixed assets	35
Capital debt ratio		3
Vat rate		19.00%					20.00%
Free zone tax rate		20.00%
Income tax rate for future years in free zones		15.00%
Maximum deduction rate per year							3.00%
Industry and commerce tax deduction rate			100.00%
Percentage of dividend tax rate as withholding tax on income							10.00%
Ecopetrol Group
Taxes
Nominal income rate		35.00%	35.00%
Ecopetrol USA Inc.
Taxes
Base tax amount		$ (69,951)
Deferred tax assets amount unrecognized		$ (10,493)
Block CPO09
Taxes
Percentage of interest acquired		45.00%				45.00%
2022 [Member]
Taxes
Applicable income tax rate before update				30.00%
Unused tax losses
Taxes
Deferred tax asset (liability)		$ 6,891,980	$ 5,519,519
Deferred tax assets operating tax losses expiration period		20 years
Operating loss carryforwards, subject to expiration		$ 1,164,546	1,499,997
Dividend Tax Rate [Member]
Taxes
Withholding dividend tax rate		10.00%
Dividend Tax Rate [Member] | 2022 [Member]
Taxes
Nominal income rate		35.00%
Withholding dividend tax rate				10.00%
Industry and commerce tax
Taxes
Current tax liabilities		$ 377,055	367,861
ISA Group
Taxes
Deferred tax assets operating loss carry forwards not subject to expiration		65,715	7,610
Other Companies
Taxes
Nominal tax rate		119,291
Cenit | Plant and equipment
Taxes
Deferred tax		139,837
Ecopetrol USA Inc.
Taxes
Tax discounts and tax credit		394,968
Deferred tax assets operating loss carry forwards not subject to expiration		1,088,178	60,568
Interligacao Eletrica Aguapei | Excess presumptive income
Taxes
Deferred tax		533,993
Refineria de Cartagena S.A.S
Taxes
Tax discounts and tax credit		(429,047)
Deferred tax assets operating loss carry forwards not subject to expiration		2,236,467	1,916,114
Refineria de Cartagena S.A.S | Unused tax losses
Taxes
Tax discounts and tax credit		$ 209,592
Invercolsa S.A.
Taxes
Deferred tax assets operating tax losses expiration period		12 years
Operating loss carryforwards, subject to expiration		$ 15,567	16,112
Ruta de la Araucana and Transamerican
Taxes
Operating loss carryforwards, subject to expiration		39,404	45,147
Ruta Costera
Taxes
Operating loss carryforwards, subject to expiration		241,434	174,855
Deferred tax assets not recognised		391
Internexa Chile
Taxes
Operating loss carryforwards, subject to expiration		704,941
Ruta del Maipo
Taxes
Operating loss carryforwards, subject to expiration		1,157,358	759,609
ISA Interchile
Taxes
Operating loss carryforwards, subject to expiration			933,113
Ruta del Loa
Taxes
Operating loss carryforwards, subject to expiration		60,616	30,057
Ruta del Bosque (Chile)
Taxes
Deferred tax assets not recognised		107,006	100,356
Ruta del Maule (Chile)
Taxes
Deferred tax assets not recognised			36,138
ISA Intervial Colombia
Taxes
Deferred tax assets not recognised		528	542
ISA Capital do Brasil
Taxes
Deferred tax assets not recognised		19,072	17,093
Internexa Brasil Operadora de Telecomunicaes
Taxes
Deferred tax assets not recognised		95,226	95,226
Internexa Participaes (Brasil)
Taxes
Deferred tax assets not recognised		2,641	2,579
ISA Bolivia
Taxes
Deferred tax assets not recognised		7,867	4,934
Ecopetrol USA
Taxes
Nominal tax rate		87,965
Ecopetrol Permian
Taxes
Nominal tax rate		134,252
Ecopetrol Permian | Unused tax losses
Taxes
Deferred tax		353,025
Refineria de Cartagena S.A.S [Member]
Taxes
Nominal tax rate		99,766
Ecopetrol Capital AG
Taxes
Nominal tax rate		25,607
Esenttia MB
Taxes
Nominal tax rate		58,633
Operating loss carryforwards, subject to expiration		$ 117,754	$ 76,337
Ecopetrol SA And Hocol Petroleum [Member]
Taxes
Applicable tax rate for fixed assets		35
Free Trade Zone Area [Member] | Ecopetrol Group
Taxes
Presumptive income, percentage on beginning equity		20.00%	15.00%
Ecopetrol Trading Asia
Taxes
Nominal tax rate		$ 137,610
Bottom of range
Taxes
Percentage of interest acquired		20.00%
Top of range
Taxes
Percentage of interest acquired		50.00%
Colombia Country [Member]
Taxes
Presumptive income tax	50.00%
Colombia Country [Member] | Ecopetrol Group
Taxes
Income tax rate for future years in free zones		15.00%
Free Trade Zone Area [Member]
Taxes
Nominal income rate		20.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group
Taxes
Nominal income rate		15.00%
Chile Country [Member] | Ecopetrol Group
Taxes
Nominal income rate		27.00%
United States Of America Country [Member] | Ecopetrol Group
Taxes
Nominal income rate		21.00%